UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Belgium (1.1%)

Solvay SA	13,002	$1,760,829

		1,760,829
Denmark (0.9%)

TDC A/S	185,448	1,424,880

		1,424,880
France (13.7%)

BNP Paribas SA	41,659	2,138,161

European Aeronautic Defence and Space Co. NV	52,783	2,686,099

Pernod-Ricard SA	18,473	2,301,897

Safran SA	41,362	1,844,828

Sanofi	58,811	5,975,922

SCOR SE	44,473	1,276,974

Valeo SA	52,062	2,817,248

Vivendi	125,155	2,585,330

		21,626,459
Germany (12.2%)

BASF SE	38,563	3,377,195

Biotest AG-Vorzugsaktien (Preference)	21,160	1,450,047

Daimler AG (Registered Shares)	31,100	1,692,094

Deutsche Lufthansa AG	21,491	419,698

Deutsche Post AG	130,247	3,001,056

HeidelbergCement AG	16,582	1,191,592

Henkel AG & Co. KGaA (Preference)	26,136	2,515,699

Kabel Deutschland Holding AG	18,522	1,708,981

Merck KGaA	10,794	1,628,532

SAP AG	13,978	1,119,857

ThyssenKrupp AG(NON)	58,638	1,192,495

		19,297,246
Ireland (1.7%)

Kerry Group PLC Class A	44,334	2,641,723

		2,641,723
Italy (5.8%)

ENI SpA	162,312	3,647,288

Fiat Industrial SpA	98,088	1,102,689

Fiat SpA(NON)	217,794	1,158,595

Luxottica Group SpA	40,933	2,052,102

UniCredit SpA(NON)	291,188	1,242,954

		9,203,628
Netherlands (4.4%)

Gemalto NV	22,032	1,921,850

ING Groep NV GDR(NON)	310,656	2,204,914

Randstad Holding NV	28,115	1,151,093

Ziggo NV	50,349	1,770,652

		7,048,509
Russia (2.8%)

Magnit OJSC	7,251	1,385,456

Sberbank of Russia ADR(S)	134,686	1,726,675

Yandex NV Class A(NON)	54,600	1,262,352

		4,374,483
Spain (2.3%)

Banco Bilbao Vizcaya Argentaria SA (BBVA)	279,558	2,423,532

Jazztel PLC(NON)	163,194	1,242,591

		3,666,123
Sweden (1.0%)

Volvo AB Class B	110,280	1,603,460

		1,603,460
Switzerland (9.1%)

Cie Financiere Richemont SA	45,670	3,584,130

Nestle SA	99,277	7,179,360

Partners Group Holding AG	5,463	1,348,342

UBS AG	150,519	2,307,017

		14,418,849
Turkey (1.5%)

TAV Havalimanlari Holding AS	140,703	972,082

Turk Hava Yollari(NON)	332,395	1,374,186

		2,346,268
United Kingdom (37.4%)

Associated British Foods PLC	114,993	3,321,543

Barclays PLC	801,888	3,547,455

BG Group PLC	148,877	2,553,923

BHP Billiton PLC	75,041	2,183,503

Centrica PLC	558,893	3,122,544

Compass Group PLC	181,041	2,312,070

GlaxoSmithKline PLC	144,725	3,383,198

HellermannTyton Group PLC(NON)	279,507	857,888

HSBC Holdings, PLC	143,578	1,532,571

Kingfisher PLC	359,441	1,571,827

Persimmon PLC	197,923	3,214,847

Prudential PLC	262,124	4,241,727

Regus PLC	521,896	1,258,483

Royal Dutch Shell PLC Class A	216,401	7,000,374

Shire PLC	42,419	1,291,649

SSE PLC	89,505	2,018,215

Standard Chartered PLC	105,560	2,732,297

TalkTalk Telecom Group PLC	298,026	1,233,524

Telecity Group PLC	161,262	2,213,842

Thomas Cook Group PLC(NON)(S)	512,476	875,238

TUI Travel PLC	433,636	2,145,340

Vodafone Group PLC	823,727	2,335,508

WPP PLC	171,534	2,734,085

Xstrata PLC	91,956	1,492,232

		59,173,883
United States (3.9%)

Covidien PLC	26,000	1,763,840

KKR & Co. LP	82,700	1,597,764

Monsanto Co.	15,200	1,605,576

Schlumberger, Ltd.	16,700	1,250,663

		6,217,843

Total common stocks (cost $134,336,801)		$154,804,183

SHORT-TERM INVESTMENTS (3.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	1,881,965	$1,881,965

Putnam Short Term Investment Fund 0.08%(AFF)	3,269,212	3,269,212

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014	$110,000	109,879

Total short-term investments (cost $5,261,056)		$5,261,056

TOTAL INVESTMENTS

Total investments (cost $139,597,857)(b)		$160,065,239

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $158,285,108.
(b)	The aggregate identified cost on a tax basis is $139,705,314, resulting in gross unrealized appreciation and depreciation of $24,615,667 and $4,255,742, respectively, or net unrealized appreciation of $20,359,925.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$6,443,649	$3,174,437	$116	$3,269,212
*	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,825,428.
The fund received cash collateral of $1,881,965, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,612,152 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Belgium	$1,760,829	$—	$—
Denmark	1,424,880	—	—
France	21,626,459	—	—
Germany	19,297,246	—	—
Ireland	2,641,723	—	—
Italy	9,203,628	—	—
Netherlands	7,048,509	—	—
Russia	4,374,483	—	—
Spain	3,666,123	—	—
Sweden	1,603,460	—	—
Switzerland	14,418,849	—	—
Turkey	2,346,268	—	—
United Kingdom	59,173,883	—	—
United States	6,217,843	—	—
Total common stocks	154,804,183	—	—
Short-term investments	3,269,212	1,991,844	—

Totals by level	$158,073,395	$1,991,844	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013